SCOUT
MONEY MARKET
FUND


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.


Annual Report
June 30, 1997


TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 4.98% for the fiscal year ended June 30, 1997, while the Prime Portfolio earned 5.04%. The 7-day current yield on June 30, 1997, was 4.96% for the Federal Portfolio and 5.10% for the Prime Portfolio, respectively.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Fund will maintain a stable net asset value of one dollar per share.

Money markets spent the past year carefully watching the U.S. economy to gauge the pace of growth and the potential for damaging inflation, all with an eye toward anticipating possible Federal Reserve changes to interest rates. Official data at times provided conflicting signals, prompting a wide-ranging debate on the strength of the economy, direction of interest rates, and likely yields across the maturity spectrum. After maintaining a hands-off approach in the second half of 1996, the Fed took action in March 1997 with a 0.25-point increase to 5.50% in the key Federal Funds rate.

As the second quarter of 1997 ended, these earlier fears of growing inflationary pressure from a strong economy were put to rest by data showing little inflation and modest economic growth. Based on this data, and to the surprise of almost nobody, the Fed again chose not to raise the Fed Funds rate at its July meeting. The economy probably will not change much between now and the August 19 Fed meeting, so the general view is that a rate increase still is unlikely. A much clearer economic picture will be possible by the end of September. If it appears that consumer spending is rebounding from its lackluster second-quarter performance, a rate hike by the Fed again will be a definite possibility.

For most of the quarter, rates on money market instruments maturing in less than one week were higher than on those with longer maturities. As a result of this phenomenon, which is known as an inverted yield curve, it made sense to invest in shorter maturities. By quarter's end, the Federal and Prime portfolios had relatively short average maturities of 14 and 19 days, respectively. Although the third quarter started with an inverted yield curve, we do not believe it will continue. If that assessment proves correct, we will be modestly lengthening the average maturities of both portfolios during the quarter.

We appreciate your continued interest in Scout Money Market Fund, Inc., and we welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust

UMB Investment Advisors

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
June 30, 1997

Face                                                                                            Market
Amount        Description                                               Cost                    Value
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 90.46%
$ 15,000,000  Abbott Laboratories,
     5.47%, due July 23, 1997                                        $  14,949,858          $   14,949,858
  15,000,000  American Tel. and Telegraph Co.,
     6.05%, due July 1, 1997                                            15,000,000              15,000,000
   5,000,000  Ameritech Capital Funding Corp.,
     5.50%, due August 12, 1997                                          4,967,917               4,967,917
  10,000,000  Archer-Daniels-Midland Co.,
     5.50%, due July 22, 1997                                            9,967,917               9,967,917
  10,000,000  Archer-Daniels-Midland Co.,
     5.51%, due July 31, 1997                                            9,954,083               9,954,083
  11,600,000  Atlantic Richfield Co.,
     5.46%, due July 14, 1997                                           11,577,129              11,577,129
   5,000,000  Avery Dennison Corp.,
     6.22%, due July 1, 1997                                             5,000,000               5,000,000
   4,994,000  BellSouth Telecommunications,
     5.52%, due July 9, 1997                                             4,987,874               4,987,874
  20,000,000  Campbell Soup Co.,
     5.50%, due July 9, 1997                                            19,975,556              19,975,556
   4,000,000  Disney, Walt, Co.,
     5.57%, due July 3, 1997                                             3,998,762               3,998,762
   8,000,000  Dover Corp.,
     5.53%, due July 25, 1997                                            7,970,507               7,970,507
   7,500,000  Dow Chemical Co.,
     5.49%, due July 11, 1997                                            7,488,562               7,488,562
  10,000,000  Duke Power Co.,
     6.07%, due July 1, 1997                                            10,000,000              10,000,000
  10,000,000  Duke Power Co., .
     5.48%, due July 11, 1997                                            9,984,778               9,984,778
  10,000,000  Dun & Bradstreet Corp.,
     5.54%, due July 21, 1997                                            9,969,222               9,969,222
  10,000,000  Dun & Bradstreet Corp.,
     5.58%, due August 26, 1997                                          9,913,200               9,913,2000
  20,000,000  Eastman Kodak Co.,
     5.49%, due July 17, 1997                                           19,951,200              19,951,200
  20,000,000  Gannett Co. Inc.,
     5.50%, due July 7, 1997                                            19,981,668              19,981,668
   5,000,000  General Mills, Inc.,
     5.50%, due July 7, 1997                                             4,995,417               4,995,417,
   5,000,000  Gillette Co.,
     6.10%,due July 1, 1997                                              5,000,000               5,000,000
  15,000,000  Gillette Co.,
     5.48%, due July 25, 1997                                           14,945,200              14,945,200
   6,000,000  Halliburton Co.,
     5.57%, due August 19, 1997                                          5,954,512               5,954,512
   2,500,000  Halliburton Co.,
     5.60%, due August 21, 1997                                          2,480,167               2,480,167
   2,000,000  Halliburton Co.,
     5.63%, due August 21, 1997                                          1,984,048               1,984,048
   3,000,000  Halliburton Co.,
     5.56%, due August 26, 1997                                          2,974,053               2,974,053
   4,000,000  Hershey Foods Corp.,
     5.52%, due July 28, 1997                                            3,983,440               3,983,440
   5,000,000  International Business Machines Corp.,
     5.51%, due July 9, 1997                                             4,993,878               4,993,878
   5,000,000  International Business Machines Corp.,
     5.54%, due July 23, 1997                                            4,983,072               4,983,072
   5,000,000  International Business Machines Corp.,
     5.56%, due August 4, 1997                                           4,973,744               4,973,744
   5,000,000  International Business Machines Corp.,
     Medium Term Notes, 5.65%, due January 22, 1998                      4,997,304               4,997,304
  15,000,000  Kellogg Co.,
     5.48%, due July 16, 1997                                           14,965,750              14,965,750
   3,500,000  Laclede Gas Co.,
     5.55%, due July 15, 1997                                            3,492,446               3,492,446
   5,000,000  Laclede Gas Co.,
     5.55%, due July 24, 1997                                            4,982,271               4,982,271
  10,000,000  May Department Stores Co.,
     5.52%, due July 1, 1997                                            10,000,000              10,000,000
   2,147,000  Mobil Corp.,
     6.25%, due July 1, 1997                                             2,147,000               2,147,000
   5,000,000  Monsanto Co.,
     5.54%, due August 18, 1997                                          4,963,067               4,963,067
   5,000,000  Motorola Inc.,
     5.52%, due July 2, 1997                                             4,999,233               4,999,233
   7,000,000  Pactel Capital Resources Co.,
     5.53%, due July 7, 1997                                             6,993,548               6,993,548
   7,500,000  PepsiCo Inc.,
     5.50%, due July 30, 1997                                            7,466,771               7,466,771
   5,888,000  Philip Morris Cos. Inc., .
     5.53%, due July 8, 1997                                             5,881,669               5,881,669
  10,000,000  Philip Morris Cos. Inc.,
     5.56%, due August 4, 1997                                           9,947,489               9,947,489
   4,100,000  Progress Capital Holdings Inc.,
     5.52%, due July 2, 1997                                             4,099,371               4,099,371
  13,300,000  Progress Capital Holdings Inc.,
     5.50%, due July 3, 1997                                            13,295,936              13,295,936
  10,000,000  Snap on Tools Corp.,
     5.53%, due July 11, 1997                                            9,984,639               9,984,639
   1,630,000  Snap on Tools Corp.,
     5.54%, due July 15, 1997                                            1,626,488               1,626,488
  10,000,000  Weyerhauser Co.,
     5.57%, due July 10, 1997                                            9,986,075               9,986,075
   2,500,000  Weyerhauser Co.,
     5.54%, due July 21, 1997                                            2,492,305               2,492,305
   7,500,000  Weyerhauser Co.,
     5.53%, due August 6, 1997                                           7,458,525               7,458,525
   7,500,000  Xerox Corp.,
     5.51%, due July 11, 1997                                            7,488,521               7,488,521
   8,000,000  Xerox Corp.,
     5.47%, due July 15, 1997                                            7,982,982               7,982,982
   4,500,000  Xerox Corp.,
     5.52%, due July 23, 1997                                            4,484,820               4,484,820
 403,659,000                                                           402,641,974             402,641,974

GOVERNMENT SPONSORED ENTERPRISES - 8.87%
$  5,200,000  Federal Agricultural Mortgage Association
     Discount Notes,  5.42%, due July 14, 1997                       $   5,189,822          $    5,189,822
   5,400,000  Federal Farm Credit Banks Discount Notes,
     5.40%, due July 18, 1997                                            5,386,230               5,386,230
   6,933,000  Federal Home Loan Mortgage Corporation
     Discount Notes,  5.43%, due July 1, 1997                            6,933,000               6,933,000
  10,000,000  Federal Home Loan Mortgage Corporation
     Discount Notes,  5.40%, due July 14, 1997                           9,980,500               9,980,500
  12,000,000  Federal Home Loan Mortgage Corporation
     Discount Notes,  5.51%, due July 18, 1997                          11,968,777              11,968,7773
  39,533,000                                                            39,458,329              39,458,329

REPURCHASE AGREEMENT - 1.17%
   5,200,000 Lehman Tri-Party Repo., 5.92%, due July 1, 1997
     (Collateralized by Federal Agricultural Mortgage
     Association Note, due August 1, 2025)                               5,200,000               5,200,000

TOTAL INVESTMENTS - 100.50%                                          $ 447,300,303             447,300,303

Other assets less liabilities - (0.50%)                                                         (2,204,808)

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share; 1,500,000,000 shares
  of 0.01 par value capital shares authorized; 445,125,179
  shares outstanding)                                                                       $  445,095,495

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statement of Net Assets
June 30, 1997

Face                                                                                             Market
Amount          Description                                              Cost                    Value
FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 87.20%
$  3,900,000  Federal Agricultural Mortgage Corporation
     Discount Notes, 5.42%, due July 14, 1997                       $    3,892,367          $    3,892,367
   5,500,000  Federal Farm Credit Banks,
     5.41%, due July 9, 1997                                             5,493,388               5,493,388
   2,280,000  Federal Farm Credit Banks,
     5.41%, due July 10, 1997                                            2,276,916               2,276,916
   7,500,000  Federal Farm Credit Banks,
     5.40%, due July 18, 1997                                            7,480,875               7,480,875
   5,000,000  Federal Farm Credit Banks,
     5.50%, due September 2, 1997                                        5,000,000               5,000,000
   1,736,000  Federal Home Loan Banks Discount Note,
     5.40%, due July 1, 1997                                             1,736,000               1,736,000
  10,000,000  Federal Home Loan Banks Discount Note,
     5.41%, due July 9, 1997                                             9,987,978               9,987,978
    500,000  Federal Home Loan Banks Discount Notes,
     5.42%, due July 10, 1997                                              499,322                 499,322
   2,500,000  Federal Home Loan Banks Discount Notes,
     5.50%, due August 18, 1997                                          2,481,667               2,481,667
  15,000,000  Federal Home Loan Mortgage Corporation Discount Notes,
     5.42%, due July 3, 1997                                            14,995,483              14,995,483
  10,000,000  Federal Home Loan Mortgage Corporation Discount Notes,
     5.40%, due July 7, 1997                                             9,991,000               9,991,000
   2,000,000  Federal Home Loan Mortgage Corporation Discount Notes,
     5.42%, due July 9, 1997                                             1,997,591               1,997,591
   7,500,000  Federal Home Loan Mortgage Corporation Discount Notes,
     5.42%, due July 14, 1997                                            7,485,321               7,485,321
  12,500,000  Federal Home Loan Mortgage Corporation Discount Notes,
     5.40%, due July 15, 1997                                           12,473,750              12,473,750
   5,000,000  Federal Home Loan Mortgage Corporation Discount Notes,
     5.41%, due July 21, 1997                                            4,984,972               4,984,972
  10,000,000  Federal Home Loan Mortgage Corporation Discount Notes,
     5.45%, due July 24, 1997                                            9,965,181               9,965,1812
  12,500,000  Federal National Mortgage Association Discount Notes,
     5.36%, due July 1, 1997                                            12,500,000              12,500,000
   7,500,000  Federal National Mortgage Association Discount Notes,
     5.42%, due July 2, 1997                                             7,498,871               7,498,871
   7,455,000  Federal National Mortgage Association Discount Notes,
     5.42%, due July 3, 1997                                             7,452,755               7,452,755
   2,215,000  Federal National Mortgage Association Discount Notes,
     5.41%, due July 7, 1997                                             2,213,003               2,213,003
   3,460,000  Federal National Mortgage Association Discount Notes,
     5.43%, due July 9, 1997                                             3,455,825               3,455,825
  10,000,000  Federal National Mortgage Association Discount Notes,
     5.36%, due July 10, 1997                                            9,986,600               9,986,600
   1,000,000  Federal National Mortgage Association Discount Notes,
     5.42%, due July 10, 1997                                              998,645                 998,645
   2,800,000  Federal National Mortgage Association Discount Notes,
     5.41%, due July 11, 1997                                            2,795,792               2,795,792
  15,000,000  Federal National Mortgage Association Discount Notes,
     5.41%, due July 14, 1997                                           14,970,696              14,970,696
   5,000,000  Federal National Mortgage Association Discount Notes,
     5.51%, due July 18 1997                                             4,986,990               4,986,990
   6,590,000  Federal National Mortgage Association Discount Notes,
     5.41%, due July 23, 1997                                            6,568,213               6,568,213
   2,000,000  Federal National Mortgage Association Discount Notes,
     5.41%, due July 24, 1997                                            1,993,087               1,993,087
  15,000,000  Federal National Mortgage Association Discount Notes,
     5.42%, due July 24, 1997                                           14,948,058              14,948,058
   1,765,000  Federal National Mortgage Association Discount Notes,
     5.41%, due July 25, 1997                                            1,758,634               1,758,634
  10,000,000  Federal National Mortgage Association Discount Notes,
     5.42%, due July 25, 1997                                            9,963,867               9,963,867
   5,000,000  Federal National Mortgage Association Discount Notes,
     5.19%, due August 18, 1997                                          4,965,400               4,965,400
 208,201,000                                                           207,798,247             207,798,247

REPURCHASE AGREEMENT - 13.18%
$ 31,400,000  Lehman Tri-Party Repo., 5.92%, due July 1, 1997
     (Collateralized by Federal Agricultural Mortgage
     Association Notes, due May 1, 2025 and August 1, 2025)         $   31,400,000          $   31,400,000

TOTAL INVESTMENTS - 100.38%                                         $  239,198,247             239,198,247

Other assets less liabilities - (0.38%)                                                          (897,513)

TOTAL NET ASSETS - 100.00%
  (equivalent to 1.00 per share;
  1,500,000,000 shares
  of 0.01 par value capital shares authorized;
  238,348,857 shares outstanding)                                                           $  238,300,734

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 1997

                                                                       Prime                   Federal
                                                                       Portfolio               Portfolio
ASSETS:
  Investment securities, at market value                            $  447,300,303          $  239,198,247
  Interest receivable                                                      125,717                  26,835
	 Total assets                                                  447,426,020             239,225,082
LIABILITIES:
  Disbursements in excess of demand deposit cash                         2,330,525                 924,348
	 Total liabilities                                               2,330,525                 924,348
NET ASSETS                                                           $ 445,095,495          $  238,300,734


NET ASSETS CONSIST OF:C
  Capital (capital stock and paid-in capital)                        $ 445,128,541          $  238,349,519
  Accumulated net realized loss on investment transactions                 (33,046)                (48,785)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                          $ 445,095,495          $  238,300,734

Capital shares, $0.01 par value
  Authorized                                                          1,500,000,000          1,500,000,000
  Outstanding                                                           445,125,179            238,348,857

NET ASSET VALUE PER SHARE                                            $         1.00         $         1.00

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statement of Operations
Year Ended June 30, 1997

                                                                         Prime                  Federal
                                                                         Portfolio              Portfolio
INVESTMENT INCOME:
  Income:
    Interest                                                         $   21,905,714         $   14,170,279

  Expenses:
    Management fees                                                       2,007,320              1,319,613
    Government fees                                                          38,932                 25,203
									  2,046,252              1,344,816
    Net investment income                                                19,859,462             12,825,463

REALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions:
    Proceeds from sales of investments                                6,717,119,728          5,689,338,091
    Cost of investments sold                                          6,717,119,728          5,689,338,091
      Net realized gain from investment transactions                         -                      -
      Net increase in net assets resulting from operations           $   19,859,462         $   12,825,463

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets
For The Years Ended June 30, 1997 and 1996

                                                                         Prime                  Federal
                                                                         Portfolio              Portfolio
                                                                         1996                   1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                              $   16,191,573         $   11,552,083
  Net realized gain from investment transactions                             -                      -
    Net increase in net assets resulting from operations                 16,191,573             11,552,083
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                              (16,191,573)           (11,552,083)
INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                           740,092,127            534,279,487
  Net asset value of shares issued for reinvestment
    of distributions ($1.00 per share)                                    3,273,738              1,378,932
									743,365,865            535,658,419
  Cost of shares redeemed ($1.00 per share)                           (658,500,776)          (490,689,727)
    Net increase in net assets from capital share transactions           84,865,089             44,968,692
    Net increase in net assets                                           84,865,089             44,968,692
NET ASSETS - June 30, 1995                                              245,466,705            182,671,601
NET ASSETS - June 30, 1996                                           $  330,331,794         $  227,640,293

INCREASE IN NET ASSETS FROM OPERATIONS:                                  1997                   1997
  Net investment income                                              $   19,859,462         $   12,825,463
  Net realized gain from investment transactions                             -                      -
    Net increase in net assets resulting from operations                 19,859,462             12,825,463
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                (19,859,462)           (12,825,463)
INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                           875,930,207            663,539,591
  Net asset value of shares issued for reinvestment
    of distributions ($1.00 per share)                                    4,024,175              1,702,241
									879,954,382            665,241,832
  Cost of shares redeemed ($1.00 per share)                           (765,190,681)          (654,581,391)
    Net increase in net assets from capital share transactions          114,763,701             10,660,441
      Net increase  in net assets                                       114,763,701             10,660,441
NET ASSETS - June 30, 1996                                              330,331,794            227,640,293
NET ASSETS - June 30, 1997                                           $  445,095,495         $  238,300,734

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 1997, the Fund has accumulated net realized losses on sales of investments for federal income tax purposes of $33,046 (Prime Portfolio) and $48,785 (Federal Portfolio), which are available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and thereported amounts of income and expenses during the reporting period. Actual results could differ from those estimates

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the year ended June 30, 1997, were as follows:
                              Other than
                            U.S. Government         U.S. Government
Prime Portfolio                Securities              Securities
Purchases                   $ 5,865,395,304         $   946,531,353
Proceeds from sales           5,784,695,959             932,423,769

Federal Portfolio
Purchases                   $   678,902,258         $ 5,004,125,221
Proceeds from sales             645,499,867           5,043,838,224

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.


FINANCIAL HIGHLIGHTS

The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended
June 30, 1997:

                                                            1997     1996     1995     1994     1993
PRIME PORTFOLIO
Net asset value, beginning of year                        $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
  Income from investment operations:
    Net investment income                                   0.05     0.05     0.05     0.03     0.03
  Distributions from:
    Net investment income                                 (0.05)   (0.05)   (0.05)   (0.03)   (0.03)
Net asset value, end of year                              $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Total Return                                                  5%       5%       5%       3%       3%

Ratios/Supplemental Data
Net assets, end of year (in millions)                     $   445  $  330   $  245   $  172   $  214
Ratio of expenses to average net assets                     0.51%   0.51%    0.51%    0.51%    0.51%
Ratio of net investment income to average net assets        4.97%   5.16%    5.10%    2.92%    2.87%

FEDERAL PORTFOLIO
Net asset value, beginning of year                        $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
  Income from investment operations:
    Net investment income                                   0.05     0.05     0.05     0.03     0.03
  Distributions from:
    Net investment income                                 (0.05)   (0.05)   (0.05)   (0.03)   (0.03)
Net asset value, end of year                              $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Total Return                                                  5%       5%       5%       3%       3%

Ratios/Supplemental Data
Net assets, end of year (in millions)                     $  238   $  228   $  183   $  195   $  271
Ratio of expenses to average net assets                    0.52%    0.51%    0.51%    0.50%    0.50%
Ratio of net investment income to average net assets       4.92%    5.09%    4.97%    2.81%    2.81%

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

aTo the Shareholders and Board of Directors of Scout Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Scout Money Market Fund, Inc., including the statement of net assets, as of June 30, 1997, and the related statement of operations, statement of changes in net assets and the financial highlights for the most recent period presented (prior periods presented were audited by other independent accountants whose reports thereon expressed unqualified opinions). These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1997, by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scout Money Market Fund, Inc. as of June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                BAIRD KURTZ & DOBSON

Kansas City, Missouri
July 22, 1997


This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Elizabeth L. Allwood, Vice President
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862